Investment Objectives and Goals - TH GARP India Rising Leaders ETF	May 22, 2025
Prospectus [Line Items]
Risk/Return [Heading]	TH GARP INDIA RISING LEADERS ETF - FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	TH GARP India Rising Leaders ETF (the “Fund”) seeks long-term capital appreciation.